CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Issued capital [member]	Non-controlling interests [member]	Subscriptions Receivable	Reserve of exchange differences on translation [member]	Other reserves [member]	Treasury shares [member]	Retained earnings [member]	Total
Balance at the beginning, as restated at Dec. 31, 2019	$ 26,846,043		$ (1,125,774)	$ (323,067)	$ (13,521,337)	$ (494,476)	$ (6,050,692)	$ 5,330,697
Net loss							(3,192,315)	(3,192,315)
Foreign currency translation				2,129,081				2,129,081
Shares issued for cash	2,222,000							2,222,000
Shares issued for subscriptions receivable	915,763		(915,763)
Shares issued for conversion of convertible notes	2,664,004							2,664,004
Shares issued for acquisition of Entrepreneur Resorts Ltd	17,798,374							17,798,374
Eliminations on acquisition of Entrepreneur Resorts			140,680			$ 494,476		635,156
Shares issued in satisfaction of a liability, net of derivative liability	100,000							100,000
Non-controlling Interest	(314,350)	$ 257,154		(17,963)			75,159
Share based compensation	398,605							398,605
Adjustments to book value method					(20,379,513)			(20,379,513)
Balance at the end. at Dec. 31, 2020	50,630,439	257,154	(1,900,857)	1,788,051	(33,900,850)		(9,167,848)	7,706,089
Net loss							(4,489,198)	(4,489,198)
Foreign currency translation				230,081				230,081
Adjustment against capital and retained earnings					(16,517)			(16,517)
Shares issued for cash	3,127,442							3,127,442
Shares issued for conversion of convertible notes	181,175							181,175
Funds received for shares to be issued		953,087						953,087
Non-controlling Interest	(3,308,617)	3,134,658		10,597			163,362
Share based compensation	293,837							293,837
Balance at the end. at Dec. 31, 2021	$ 50,924,276	$ 4,344,899	$ (1,900,857)	$ 2,028,729	$ (33,917,367)		$ (13,493,684)	$ 7,985,996